Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

27.Related party transactions

27.1 Relationship and transactions with subsidiaries

See note 31 for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of argenx SE.

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.

27.2 Relationship and transactions with key personnel

The Company’s key management personnel consists of the members of the management team and the members of the board of directors.

Remuneration of key management personnel

On December 31, 2020, the executive committee consisted of 9 members: Chief Executive Officer, Chief Operating Officer, Chief Financial Officer, Chief Scientific Officer, General Counsel, Chief Medical Officer, Vice President Corporate Development and Strategy, Global Head of Quality Assurance and Global Head of Human Resources. They provide their services on a full-time basis.

On December 31, 2020, the board of directors consisted of 8 members: Peter Verhaeghe, Don deBethizy, Pamela M. Klein, David L. Lacey, Werner Lanthaler, A.A. Rosenberg, James M. Daly and Tim Van Hauwermeiren.

Only the Chief Executive Officer is a member of both the management team and the board of directors. The Chief Executive Officer does not receive any special remuneration for his board membership, as this is part of his total remuneration package in his capacity as member of the management team.

The remuneration package of the members of key management personnel comprises:

	Year Ended December 31,
(in thousands of €, except for the number of stock options)	2020		2019	2018
Remuneration of key management personnel
Short-term benefits for executive team members as a group
Gross salary	€2,842		€2,527	€2,505
Variable pay	1,322		975	1,078
Employer social security	659		813	528
Other short term benefits	137		122	125
Termination Benefits	337		470	—
Post-employment benefits for executive team members as a group	141		144	153
Cost of stock options granted in the year for executive team members as a group	37,493		21,847	13,363
Employer social security cost related to stock options	9,811		9,160	2,793
Total benefits for key management personnel	52,742		36,058	20,544
Numbers of stock options granted in the year
Executive team as a group	334,900		405,000	460,700

Remuneration of non-executive directors
Board fees and other short-term benefits for directors	355		378	355
Cost of stock options granted in the year for non-executive directors	8,384		4,330	3,271
Total benefits for non-executive board members	8,739		4,708	3,626
Numbers of stock options granted in the year
Non-executive directors	70,000	—	70,000	85,000

Other

No loans, quasi-loans or other guarantees were given by the Company or any of its subsidiaries to members of the board of directors or the executive team. We have not entered into transactions with our key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise of their mandates as members of the executive team and the board of directors.